Restructuring and Acquisition Integration Charges (Summary of Restructuring And Acquisition Integration Charges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Restructuring And Acquisition Integration Cost [Abstract]
Restructuring Charges	$ 11	$ 2	$ 17	$ 33	$ 60
Acquisition Integration Charges	0	0	1		4
Total Restructuring and Acquisition Integration Charges	$ 11	$ 2	$ 18	$ 33	$ 64